INCOME TAXES (Tables)	3 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Schedule of Provision for Income Taxes
	Three months ended		Years ended
	December 31,		September 30,
	2013	2012	2013	2012

Current expense	$44	$98	$583	$448
Deferred expense (benefit)	(28)	63	300	(41)
	$16	$161	$883	$407

Schedule of Reconciliation of Statutory Tax Rate to the Effective Tax Rate of Taxes

	Three months ended		Years ended
	December 31,		September 30,
	2013	2012	2013	2012

Tax at statutory rate	$(48)	$202	$1,033	$675
Tax exempt interest	(41)	(45)	(184)	(271)
Income from company owned life insurance	(17)	(18)	(69)	(74)
Nondeductible merger expenses	111	22
Other	11	-	103	77
Federal income tax expense	$16	$161	$883	$407

Effective Tax Rate	(11.11%)	27.06%	29.06%	20.49%

Schedule of Net Deferred Tax Assets and Liabilities

	December 31,	September 30,
	2013	2013	2012
Deferred tax assets:
Deferred compensation plan	$376	$369	$356
Deferred loan origination fees	30	25	29
Allowance for loan losses	649	676	681
AMT credit carryforward	343	331	446
Fictitious loans loss	-	-	323
Unrealized losses on available for sale securities	438	402	-
Stock based compensation plans	122	77	-
Basis in other real estate owned	54	54	23
ESOP compensation expense	28	51	38
Other	21	11	7
	2,061	1,996	1,903

Deferred tax liabilities:
Federal Home Loan Bank stock dividends	431	431	431
Basis in property and equipment	324	318	331
Accretion on securities	7	7	32
Mortgage servicing rights	98	104	75
Unrealized gains on available for sale securities	-	-	884
	860	860	1,753
Net deferred tax asset	$1,201	$1,136	$150